Revenue Recognition - Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Contract Assets And Liabilities [Line Items]
Deferred customer acquisition costs	$ 133	$ 111
Accounts receivable, net	1,025	1,024
Unbilled revenues (included within Accounts receivable, net - Contracts with customers)	402	392
Deferred revenue	82	67
Deferred revenue from contract with customers	24	19
Revenue recognized	13	16
Accounts receivable, net - Contracts with customers
Schedule Of Contract Assets And Liabilities [Line Items]
Accounts receivable, net	1,002	999
Accounts receivable, net - Derivative instruments
Schedule Of Contract Assets And Liabilities [Line Items]
Accounts receivable, net	18	20
Accounts receivable, net - Affiliate
Schedule Of Contract Assets And Liabilities [Line Items]
Accounts receivable, net	$ 5	$ 5